REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2019				2018
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,200	625	—	1,825	979	582	—	1,561
Fee-for-service(1)	387	117	—	504	424	103	—	527
Product sales(2)(3)	—	5	4,804	4,809	—	10	5,175	5,185
Revenue from contracts with customers	1,587	747	4,804	7,138	1,403	695	5,175	7,273
Lease and other revenue(4)	63	29	—	92	61	17	—	78
Total external revenue	1,650	776	4,804	7,230	1,464	712	5,175	7,351

(1)	Revenue recognized over time.

(2)	Revenue recognized at a point in time.

(3)	Revenue reported for 2018 periods have been recast to reflect updated presentation for 2019, where product sales are reported in Marketing & New Ventures.

(4)	Includes fixed operating lease income of $92 million (2018: $78) for the 12 months ended December 31, 2019.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2019			2018
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	9	159	168	8	149	157
Additions (net in the period)	4	35	39	5	33	38
Acquisition (Note 6)	—	77	77	—	—	—
Revenue recognized from contract liabilities(1)	(5)	(48)	(53)	(4)	(23)	(27)
Closing balance	8	223	231	9	159	168
Less current portion(2)	(8)	(31)	(39)	(9)	(28)	(37)
Ending balance	—	192	192	—	131	131

(1)	Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.

(2)
As at December 31, 2019, the balance includes $8 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.